ORGANIZATION AND BASIS OF PRESENTATION (Details) - $ / shares	Feb. 06, 2023	Jan. 06, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Common stock, shares authorized (in shares)			190,000,000	190,000,000	190,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000	10,000,000
Solis Partners
ORGANIZATION AND BASIS OF PRESENTATION
Common stock, shares authorized (in shares)	190,000,000	190,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Member interests converted and exchanged for shares	5,000,000	5,000,000